Intangible Assets (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2010
Intangible Assets (Textual)
Ownership interest	100.00%
Recoverable amount					$ 1,604
Carrying amount of intangible asset			$ (848)
Other current payables		253		$ 300
Yeda [Member]
Intangible Assets (Textual)
Other current payables		127
rHuEPO [Member]
Intangible Assets (Textual)
Carrying amount of intangible asset			$ (848)